Employee Benefits Expense	12 Months Ended
Dec. 31, 2023
Employee Benefits Expense [Abstract]
EMPLOYEE BENEFITS EXPENSE

NOTE 23: EMPLOYEE BENEFITS EXPENSE

Share-based and token-based compensation, and short-term employee benefits included in consolidated statements of comprehensive income (loss) are as follows:

	Year ended December 31
	2023	2022	2021

Cost of service
Compensation and benefits	$505	$-	$-
Share-based compensation	-	-	-
Token-based compensation	-	-	-
	$505	$-	$-

Research and development
Compensation and benefits	$2,053	$2,159	1,286
Share-based compensation	400	2	1,105
Token-based compensation	166	125	262
	$2,619	$2,286	$2,653

Sales and marketing
Compensation and benefits	1,735	1,160	677
Share-based compensation	443	1,022	2,809
Token-based compensation	268	435	177
	$2,446	$2,617	$3,663

General and administrative
Compensation and benefits	5,669	6,493	5,072
Share-based compensation	1,882	111	6,985
Token-based compensation	464	817	6,175
	$8,015	$7,421	$18,232

During the years ended December 31, 2023, 2022 and 2021, the Company incurred cost of $931, $899 and $608, respectively, related to employee post-retirement benefit plans contributions.